--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                     JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------


                                    JOHNSON
                               ------------------
                                  Mutual Funds






   -  Johnson Growth Fund
   -  Johnson Opportunity Fund
   -  Johnson Realty Fund
   -  Johnson Fixed Income Fund
   -  Johnson Municipal Income Fund





                               INVESTMENT ADVISER:

                        Johnson Investment Counsel, Inc.
                               3777 West Fork Road
                             Cincinnati, Ohio 45247
                                  513-661-3100
                                  800-541-0170

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------




                                TABLE OF CONTENTS


        Our Message to You..............................................1

        PERFORMANCE REVIEW AND MANAGEMENT DISCUSSION
        Growth Fund.....................................................2
        Opportunity Fund................................................3
        Realty Fund.....................................................4
        Fixed Income Fund...............................................5
        Municipal Income Fund...........................................6

        PORTFOLIO OF INVESTMENTS
        Growth Fund...................................................7-8
        Opportunity Fund.............................................9-10
        Realty Fund....................................................11
        Fixed Income Fund...........................................12-14
        Municipal Income Fund.......................................15-16

        Statement of Assets and Liabilities............................17

        Statement of Operations........................................18

        STATEMENT OF CHANGE IN NET ASSETS
        Stock Funds....................................................19
        Bond Funds.....................................................20

        FINANCIAL HIGHLIGHTS
        Growth Fund....................................................21
        Opportunity Fund...............................................22
        Realty Fund....................................................23
        Fixed Income Fund..............................................24
        Municipal Income Fund..........................................25

        Notes to the Financial Statements...........................26-28

        About the Advisor..............................................29

        Trustees, Officers, Transfer Agent, Fund Accountant
        Custodian, Auditors, Legal Counsel......................Back Page

--------------------------------------------------------------------------------
OUR MESSAGE TO YOU
--------------------------------------------------------------------------------




                                                              August 25, 1999




     Dear Shareholder:

     After several years of great returns for the Growth and Opportunity Funds, the first half of 1999 has been relatively flat. Market uncertainty is high now, and the Johnson Mutual Funds' high quality style of investing is centering on capital preservation while structuring the portfolios for future growth.

     On the next several pages, we've commented on the performance of each of the Funds for the first half of the year. High quality growth stocks have lagged both value and low quality stocks for most of the year. Interest rates on intermediate term bonds have risen more than on both short and long term bonds as inflationary concerns increased. REITs have performed well.

     With the approach of the "Y2K" issue, investor jitters may have an impact on short term market returns, causing the remainder of 1999 to have its ups and downs as well. Once any Y2K concerns abate, we expect the markets to return to the core issues of earnings growth and the world's economic health.

     Thank you for your confidence in the management of your important assets. We hope that you will call us to discuss your investments and review your financial plan as we move into the new millenium.


                                                 Sincerely,




                                                 Timothy E. Johnson, President
                                                 Johnson Mutual Funds
--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
GROWTH FUND                       PERFORMANCE REVIEW - JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------
[GRAPH]

Growth Fund
S&P 500 Index
                    **
                      GRAPH              **
                    REINVEST               GRAPH
 Date                 FUND                  S&P
---------------------------------------------------
  1/4/93           $10,000.00            $10,000.00
 1/31/93            $9,953.33            $10,089.39
 2/26/93            $9,933.33            $10,226.29
 3/31/93           $10,240.00            $10,437.80
---------------------------------------------------
 4/30/93           $10,079.48            $10,198.51
 5/28/93           $10,306.88            $10,456.80
 6/30/97           $10,240.00            $10,491.16
---------------------------------------------------
 7/31/93            $9,951.64            $10,460.08
 8/31/93           $10,226.59            $10,845.44
 9/30/93           $10,166.23            $10,761.99
---------------------------------------------------
10/29/93           $10,495.91            $10,994.37
11/30/93           $10,327.71            $10,876.15
12/31/93           $10,596.78            $11,009.82
---------------------------------------------------
 1/31/94           $10,792.39            $11,392.55
 2/28/94           $10,724.94            $11,074.84
 3/31/94           $10,246.02            $10,592.42
---------------------------------------------------
 4/30/94           $10,158.05            $10,741.71
 5/31/94           $10,212.19            $10,902.32
 6/30/94           $10,009.16            $10,636.90
---------------------------------------------------
 7/30/94           $10,165.45            $10,998.18
 8/31/94           $10,478.02            $11,438.29
 9/30/94           $10,233.40            $11,156.85
---------------------------------------------------
10/31/94           $10,383.49            $11,416.61
11/30/94           $10,062.84            $10,992.56
12/30/94           $10,149.85            $11,154.61
---------------------------------------------------
 1/29/95           $10,376.02            $11,443.76
 2/28/95           $10,759.81            $11,889.96
 3/31/95           $10,979.12            $12,240.94
---------------------------------------------------
 4/28/95           $11,240.52            $12,601.44
 5/31/95           $11,378.11            $13,104.91
 6/30/95           $11,825.25            $13,409.33
---------------------------------------------------
 7/31/95           $12,163.51            $13,853.97
 8/31/95           $12,163.51            $13,888.89
 9/29/95           $12,487.96            $14,475.07
---------------------------------------------------
10/31/95           $12,640.34            $14,423.36
11/30/95           $13,277.55            $15,056.57
12/29/95           $13,358.55            $15,341.63
---------------------------------------------------
 1/31/96           $13,733.95            $15,863.24
 2/29/96           $13,882.69            $16,010.20
 3/29/96           $14,059.76            $16,164.34
---------------------------------------------------
 4/30/96           $14,152.03            $16,402.63
 5/31/96           $14,357.85            $16,825.71
 6/28/96           $14,393.34            $16,889.84
---------------------------------------------------
 7/31/96           $13,781.76            $16,143.61
 8/30/96           $14,030.66            $16,484.11
 9/30/96           $15,008.47            $17,412.50
---------------------------------------------------
10/31/96           $15,101.11            $17,892.75
11/29/96           $16,284.12            $19,245.18
12/31/96           $15,609.73            $18,861.69
---------------------------------------------------
 1/31/97           $16,494.97            $20,040.10
 2/28/97           $16,435.96            $20,197.15
 3/31/97           $15,856.86            $19,367.36
---------------------------------------------------
 4/30/97           $16,691.82            $20,523.57
 5/30/97           $17,578.51            $21,773.23
 6/30/97           $18,284.16            $22,748.77
---------------------------------------------------
 7/31/97           $20,024.45            $24,558.80
 8/29/97           $18,728.49            $23,183.16
 9/30/97           $19,868.81            $24,452.76
---------------------------------------------------
10/31/97           $19,394.33            $23,636.90
11/28/97           $20,358.12            $24,731.09
12/31/97           $20,911.03            $25,152.93
---------------------------------------------------
 1/30/98           $21,380.66            $25,430.84
 2/27/98           $22,806.04            $27,265.13
 3/31/98           $23,679.50            $28,661.24
---------------------------------------------------
 4/30/98           $23,844.40            $28,949.85
 5/29/98           $23,085.86            $28,456.09
 6/30/98           $24,380.27            $29,611.82
---------------------------------------------------
 7/31/98           $23,885.41            $29,293.27
 8/31/98           $20,371.88            $25,057.64
 9/30/98           $21,938.76            $26,662.92
---------------------------------------------------
10/31/98           $23,597.16            $28,831.77
11/30/98           $24,867.78            $30,579.19
12/31/98           $26,995.43            $32,341.35
---------------------------------------------------
 1/29/99           $27,709.96            $33,694.00
 2/26/99           $26,350.61            $32,647.00
 3/31/99           $27,213.16            $33,953.00
---------------------------------------------------
 4/30/99           $27,143.42            $35,267.00
 5/28/99           $26,446.10            $34,434.00
 6/30/99           $27,690.90            $36,366.00
---------------------------------------------------

FOR PERIODS ENDING JUNE 30, 1999:

                                       AVERAGE ANNUAL
                6 MONTHS              TOTAL RETURNS (b)
                  ENDED      ----------------------------------------
                 6/30/99     1 YEAR        5 YEARS      6.5 YEARS (a)
                 -------     ------        -------      -------------
Growth Fund       2.58%      13.58%         22.57%          17.00%
S&P 500 Index    12.38%      22.76%         27.87%          22.03%

(a) Inception of the Growth Fund was January 4, 1993. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor's 500 Index.

----------------------------------------------
                                     % As of
TOP TEN HOLDINGS:        6/30/99     12/31/98
-----------------        -------     --------
Microsoft Corporation      3.9%        3.4%
Cisco Systems, Inc.        3.4%        3.3%
Intel Corporation          3.3%        2.4%*
General Electric Company   3.2%        3.2%
Walgreens                  2.9%        2.3%*
American Express           2.8%        2.5%*
Mobil Corporation          2.8%        2.8%
Sun Microsystems           2.8%        2.5%*
Lucent Technologies, Inc.  2.6%        2.4%*
Fannie Mae                 2.6%        2.7%

* Not in the Top 10 as of 12/31/98.
----------------------------------------------

HOW DID THE GROWTH FUND PERFORM RELATIVE TO THE MARKET?

The rate of return on the Growth Fund for the first half of 1999 was 2.58%. For the same six-month period, the Standard & Poor's 500 Index returned 12.38%. The first quarter of 1999 was mostly a continuation of the trends experienced in 1998 when large capitalization growth stocks were generally the best performing stocks and the Growth Fund had good relative returns. There was a rather abrupt shift in that trend in the second quarter of 1999 when value stocks were the best performers. In the second quarter, the S&P Barra Growth Index returned 3.6% compared to 10.3% for the S&P Barra Value Index. For the full six-month period, the S&P Barra Value Index had a modest edge over the Growth Index, 13.4% compared to 10.6%. Since the Growth Fund emphasizes growth stocks, the Fund tends to lag when value performs well.

The underperformance of the Growth Fund relative to the S&P related to this value shift in the second quarter and more specifically to the relative industry weights within the Fund. The Growth Fund had a full index weighting in the consumer staple sector, which was the worst performing, sector with a -9.1% return in the six month period. The Fund held a large position in healthcare stocks, which hurt the relative performance as that sector had a price performance of -1.2%. The fund held smaller positions in basic industry and capital goods stocks, two sectors that were among the best in the period with returns of 20.7% and 17.7% respectively. The one growth sector that did well in the period was technology with a return of 24.5%. The Growth Fund was helped by an overweight in the technology sector which was greater than the Index.

The Growth Fund continues to invest in high quality, growth stocks. High quality stocks barely had a positive return in the first half of 1999. However, the managers of the Growth Fund continue to focus on the longer term potential of the portfolio holdings.

--------------------------------------------------------------------------------
          GROWTH FUND OBJECTIVE:  LONG-TERM CAPITAL GROWTH
         PRIMARY ASSET CATEGORY:  STOCKS OF LARGER-SIZED GROWTH COMPANIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPORTUNITY FUND                  PERFORMANCE REVIEW - JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

[GRAPH]

Opportunity Fund
                  GRAPH

S&P MidCap         OPP           GRAPH
                 REINVEST        MIDCAP
-----------------------------------------
 5/16/94        10,000.00      10,000.00
 5/31/94        10,306.67      10,367.67
 6/30/94         9,980.00      10,011.65
-----------------------------------------
 7/31/94        10,180.00      10,350.24
 8/31/94        10,646.67      10,891.77
 9/30/94        10,393.33      10,688.42
-----------------------------------------
10/31/94        10,620.00      10,805.03
11/30/94        10,313.33      10,318.80
12/31/94        10,499.06      10,413.99
-----------------------------------------
 1/31/95        10,465.60      10,522.51
 2/28/95        10,759.84      11,074.24
 3/31/95        11,094.20      11,267.49
-----------------------------------------
 4/30/95        11,334.94      11,494.45
 5/31/95        11,622.50      11,771.94
 6/30/95        12,291.22      12,251.67
-----------------------------------------
 7/31/95        12,645.65      12,890.21
 8/31/95        12,632.27      13,128.13
 9/29/95        12,879.70      13,447.06
10/31/95        12,498.53      13,100.91
11/30/95        12,946.58      13,670.50
12/31/95        13,152.19      13,636.63
-----------------------------------------
 1/31/96        13,443.41      13,835.07
 2/29/96        13,788.81      14,304.40
 3/29/96        14,046.16      14,476.05
 4/30/96        14,466.06      14,918.84
 5/31/96        14,682.78      15,120.44
 6/28/96        14,364.47      14,893.43
-----------------------------------------
 7/31/96        13,402.77      13,888.03
 8/30/96        14,168.07      14,690.33
 9/30/96        14,852.09      15,330.63
-----------------------------------------
10/31/96        14,906.27      15,375.41
11/29/96        15,942.46      16,240.63
12/31/96        16,190.33      16,258.84
-----------------------------------------
 1/31/97        16,569.18      16,869.14
 2/28/97        16,704.99      16,730.62
 3/31/97        16,018.78      16,017.35
-----------------------------------------
 4/30/97        16,104.56      16,432.67
 5/30/97        17,412.65      17,869.57
 6/30/97        18,013.09      18,371.29
----------------------------------------
 7/31/97        19,707.18      20,188.65
 8/29/97        19,792.95      20,164.70
 9/30/97        20,450.57      21,323.68
-----------------------------------------
10/31/97        19,557.07      20,395.53
11/28/97        19,971.65      20,697.88
12/31/97        20,603.88      21,499.92
-----------------------------------------
 1/30/98        19,871.37      21,090.72
 2/27/98        22,022.15      22,833.38
 3/31/98        23,300.15      23,865.58
-----------------------------------------
 4/30/98        23,791.09      24,300.51
 5/29/98        22,762.46      23,207.79
 6/30/98        23,331.32      23,353.36
-----------------------------------------
 7/31/98        22,863.76      22,461.44
 8/31/98        19,154.44      18,280.40
 9/30/98        20,518.16      19,986.19
-----------------------------------------
10/31/98        21,780.58      21,771.12
11/30/98        22,333.86      22,954.04
12/31/98        24,503.93      25,465.00
-----------------------------------------
 1/29/99        24,275.44      24,468.00
 2/26/99        23,385.10      23,188.00
 3/31/99        24,133.61      23,836.00
-----------------------------------------
 4/30/99        24,566.96      25,716.00
 5/28/99        24,716.66      25,828.00
 6/30/99        25,843.37      27,208.00
-----------------------------------------

FOR PERIODS ENDING JUNE 30, 1999:

                                           AVERAGE ANNUAL
                        6 MONTHS         TOTAL RETURNS (b)
                         ENDED     ----------------------------------
                        6/30/99    1 YEAR    5 YEARS    5.1 YEARS (a)
                        -------    ------    -------    -------------

Opportunity Fund         5.47%     10.77%     20.96%       20.35%
S&P MidCap Index         6.87%     17.17%     22.28%       21.51%

(a) Inception of the Opportunity Fund was May 16, 1994. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the dime of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor's MidCap Index.

---------------------------------------------
                                     % AS OF
TOP TEN HOLDINGS:        6/30/99     12/31/98
-----------------        -------     --------
EMC Corporation            3.3%        2.9%
BMC Software               3.2%        1.8%*
Tandy Corporation          3.2%        1.1%*
Vitesse Semiconductor      3.1%        2.5%*
Ecolab, Inc.               3.1%        2.7%
BJ's Software              2.9%        2.2%*
Gap, Inc.                  2.8%        2.5%*
Lexmark Int'l Group        2.8%        2.7%
Staples, Inc.              2.6%        2.9%
Altera Corporation         2.6%        1.9%*

* Not in Top 10 as of 12/31/98.
---------------------------------------------

HOW DID THE OPPORTUNITY FUND PERFORM RELATIVE TO THE MARKET?

The Opportunity Fund had a return of 5.47% in the first half of 1999, which compares to a return of 6.87% for the Standard & Poor's Midcap Index. The year-to-date underperformance of the Opportunity Fund relative to the S&P Midcap Index occurred almost entirely in the month of April. That was a strong month in the market and one in which midcap value stocks performed better than growth stocks by about 3.5 percentage points. The Opportunity Fund holds primarily growth stocks, as opposed to value, and thus was hurt by this shift.

Consumer cyclical stocks and technology stocks are the largest positions in the Opportunity Fund portfolio, each at about 22%. These were strong groups in the six-month period and the Opportunity Fund holdings performed better than the consumer cyclical stocks and technology stocks in the S&P Midcap Index. On the other hand, health care stocks represented about 12% of the portfolio. Performance in this sector was particularly poor in the six-month period and negatively affected the performance of the Opportunity Fund.

The second quarter of 1999 was noteworthy in that it was one of the very few quarters over the past five years when the S&P Midcap Index experienced a higher return than the large-cap oriented S&P 500 Index (14.2% versus 6.9%). Most observers would agree that the valuations today are more attractive on midcap stocks than on large-cap stocks and offer an opportunity for attractive returns in the future. The Opportunity Fund should benefit from improved relative performance in the midcap sector of the market going forward.





--------------------------------------------------------------------------------
     OPPORTUNITY FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION
         PRIMARY ASSET CATEGORY: STOCKS OF MEDIUM/SMALL-SIZED GROWTH COMPANIES
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
REALTY FUND                       PERFORMANCE REVIEW - JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

[GRAPH]

                 GRAPH          GRAPH
 12/31/97         FUND          NAREIT
----------------------------------------
   1/1/98       10,000.00     $10,000.00
  1/30/98        9,826.67      $9,947.00
  2/27/98        9,553.34      $9,778.00
  3/31/98        9,773.93      $9,953.00
----------------------------------------
  4/30/99        9,423.42      $9,629.00
  5/29/98        9,443.64      $9,562.00
  6/30/98        9,445.62      $9,497.00
----------------------------------------
  7/31/98        8,809.53      $8,880.00
  8/31/98        7,988.76      $8,042.00
  9/30/98        8,419.55      $8,498.00
----------------------------------------
 10/31/98        8,197.07      $8,340.00
 11/30/98        8,245.74      $8,463.00
 12/31/98        8,143.90      $8,250.00
----------------------------------------
  1/29/99        7,882.79      $8,077.00
  2/26/99        7,826.33      $7,888.00
  3/31/99        7,721.37      $7,852.00
----------------------------------------
  4/30/99        8,487.06      $8,597.00
  5/28/99        8,665.96      $8,786.00
  6/30/99        8,573.65      $8,644.00
----------------------------------------

FOR PERIODS ENDING June 30, 1999:

                                       AVERAGE ANNUAL
                    6 MONTHS          TOTAL RETURNS (b)
                     Ended       ---------------------------
                    6/30/99      1 YEAR        1.5 YEARS (a)
                    -------      ------        -------------
Realty Fund          5.28%       -9.23%           -9.81%
NAREIT Index         4.78%       -8.98%           -9.30%


(a) Inception of the Realty Fund was January 2, 1998. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the NAREIT Index.


------------------------------------------------
                                        % AS OF
TOP TEN HOLDINGS:          6/30/99      12/31/98
-----------------          -------      --------

Apartment Investment Mgt.     4.8%        3.9%*
Boston Properties, Inc.       4.3%        4.3%
Simon Property Group, Inc.    4.1%        4.4%
Archstone Comm. Trust         3.9%        4.3%
Avalon Bay Comm. Inc.         3.9%        4.3%
Equity Office Property Trust  3.9%        0.0%*
First Industrial Realty       3.9%        4.6%
Essex Property Trust Inc.     3.8%        3.9%
Kimco Realty                  3.8%        0.0%*
Starwood Hotels & Resorts     3.7%        0.0%*

* Not in the Top 10 as of 12/31/98.
------------------------------------------------


HOW DID THE REALTY FUND PERFORM RELATIVE TO THE MARKET?

 The Johnson Realty Fund had a rate of return of 5.28% for the first half of 1999 compared to a return of 4.78% for the National Association of Real Estate Investment Trusts Index (NAREIT Index). Real estate investment trust (REIT) stocks have begun to reflect the strong property fundamentals that have existed for the past eighteen months.

The beginning of the year was highlighted by concerns that certain property types were being overbuilt, resulting in an imbalance of supply and demand, thus causing downward pressures on stock prices. Retail companies, the best performing group in 1998, experienced the greatest decline. Overbuilding concerns abated somewhat as very little capital was made available to fund new projects. In April, after three negative return months in January, February, and March, the valuation of REIT stocks hit near an all-time low. The uncertainty in the general stock market, resulting from concerns over impending interest rate hikes, caused equity investors to purchase securities that had been out of favor, as value became more important than growth. The best performing stocks were those with low price to earnings ratios and low capitalizations. REITs fall into this category. Dividend yields on REITs were above 7%, making them attractive for income investors. Warren Buffet made personal investments in two REIT stocks and coincided with a wave of REIT purchases by other investors. In April alone, the NAREIT Index registered a positive return of 9.5%. This was followed by good performance in May.

The Realty Fund utilizes a conservative, quality approach when selecting individual securities. The combination of macroeconomic factors and in-depth bottom up analysis is utilized in constructing the portfolio. The strategy employed to select securities starts with targeting stocks that have identifiable prospects for above average growth within their peer groups. Concentration on companies with internal growth potential is very important, as the market environment for acquisitions and development has become more difficult to predict. Companies that control their growth through geographic concentration, use of a strong balance sheet and solid management teams fit the criteria for purchase.

--------------------------------------------------------------------------------
    REALTY FUND OBJECTIVE: LONG-TERM CAPITAL GROWTH AND ABOVE AVERAGE INCOME PRIMARY ASSET CATEGORY: REAL ESTATE RELATED EQUITY SECURITIES
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
FIXED INCOME FUND                 PERFORMANCE REVIEW - JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------
[GRAPH]

Fixed Income Fund
Lehman Intermediate Government Corporate Index               5.00
                    Graph
                   REINVEST          GRAPH
                     FUND            INDEX
                  --------------------------
   1/4/93         10,000.00         10,000.00
  2/26/93         10,386.67         10,311.60
  3/15/93         10,333.33         10,272.02
  3/31/93         10,413.45         10,352.62
---------------------------------------------
     4/30         10,467.30         10,435.94
     5/28         10,433.30         10,412.78
  6/30/93         10,694.41         10,576.22
---------------------------------------------
     7/30         10,721.49         10,602.12
     8/31         10,985.46         10,770.22
  9/30/93         11,059.92         10,814.94
---------------------------------------------
 10/29/93         11,087.29         10,843.90
 11/30/93         10,923.04         10,783.41
 12/31/93         10,954.49         10,832.80
---------------------------------------------
  1/31/94         11,093.16         10,953.12
  2/28/94         10,829.70         10,791.13
  3/31/94         10,580.10         10,613.06
---------------------------------------------
  4/29/94         10,425.75         10,540.83
  5/31/94         10,418.73         10,547.91
  6/30/94         10,404.70         10,549.35
---------------------------------------------
  7/29/94         10,582.38         10,701.21
  8/31/94         10,596.59         10,734.67
  9/30/94         10,418.91         10,635.90
---------------------------------------------
 10/31/94         10,397.30         10,634.45
 11/30/94         10,339.66         10,586.19
 12/31/94         10,391.95         10,623.67
---------------------------------------------
  1/31/95         10,574.84         10,803.00
  2/28/95         10,852.93         11,027.00
  3/31/95         10,926.12         11,090.00
---------------------------------------------
  4/28/95         11,074.37         11,227.00
  5/31/95         11,519.12         11,566.00
  6/30/95         11,585.84         11,644.00
---------------------------------------------
  7/31/95         11,548.29         11,645.00
  8/31/95         11,683.45         11,751.00
  9/29/95         11,773.55         11,836.00
---------------------------------------------
 10/31/95         11,910.54         11,968.00
 11/30/95         12,093.20         12,126.00
 12/29/95         12,231.14         12,253.00
---------------------------------------------
  1/31/96         12,331.52         12,358.00
  2/29/96         12,146.20         12,213.00
  3/29/96         12.045.82         12,150.00
---------------------------------------------
  4/30/96         11,959.78         12,107.00
  5/31/96         11,920.67         12,098.00
  6/28/96         12,061.47         12,227.00
---------------------------------------------
  7/31/96         12,077.33         12,263.00
  8/30/96         12,061.47         12,273.00
  9/30/96         12,275.57         12,444.00
---------------------------------------------
 10/31/96         12,541.04         12,664.00
 11/29/96         12,758.23         12,831.00
 12/31/96         12,611.58         12,749.00
---------------------------------------------
  1/31/97         12,636.07         12,798.00
  2/28/97         12,644.24         12,823.00
  3/31/97         12,497.30         12,734.00
---------------------------------------------
  4/30/97         12,662.72         12,884.00
  5/30/97         12,770.24         12,991.00
  6/30/97         12,902.58         13,109.00
---------------------------------------------
  7/31/97         13,254.92         13,376.00
  8/29/97         13,112.31         13,309.00
  9/30/97         13,317.72         13,463.00
---------------------------------------------
 10/31/97         13,521.96         13,613.00
 11/28/97         13,538.97         13,643.00
 12/31/97         13,675.89         13,752.00
---------------------------------------------
  1/30/98         13,874.47         13,932.00
  2/27/98         13,848.56         13,921.00
  3/31/98         13,892.28         13,966.00
---------------------------------------------
  4/30/98         13,944.73         14,036.00
  5/29/98         14,084.62         14,139.00
  6/30/98         14,189.77         14,229.00
---------------------------------------------
  7/31/98         14,207.50         14,279.00
  8/31/98         14,482.25         14,504.00
  9/30/98         14,971.37         14,868.00
---------------------------------------------
 10/31/98         14,764.81         14,853.00
 11/30/98         14,818.70         14,852.00
 12/31/98         14,913.16         14,912.00
---------------------------------------------
  1/29/99         14,958.74         14,994.00
  2/26/99         14,594.11         14,774.00
  3/31/99         14,703.28         14,884.00
---------------------------------------------
  4/30/99         14,694.06         14,929.00
  5/28/99         14,481.90         14,815.00
  6/30/99         14,441.68         14,825.00
---------------------------------------------

FOR PERIODS ENDING JUNE 30, 1999:
                                             AVERAGE ANNUAL
                        6 MONTHS            TOTAL RETURNS (b)
                         ENDED       ----------------------------------
                        6/30/99      1 YEAR   5 YEARS     6.5 YEARS (a)
                        -------      ------   -------     -------------
Fixed Income Fund        -3.16%       1.78%    6.78%         5.83%
Lehman Int. G/C Index    -0.58%       4.19%    7.04%         6.25%

(a) Inception of the Fixed Income Fund was January 4, 1993. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Brothers Intermediate Government Corporate Bond Index.

[GRAPH]
QUALITY ALLOCATION
Fixed Income
AAA                    39.0%
AA                      6.0%
A                      47.0%
BBB                     8.0%
                      100.0%

HOW DID THE FIXED INCOME FUND PERFORM RELATIVE TO THE MARKET?

The Fixed Income Fund had a rate of return of -3.16% for the first half of 1999 and compared to a return of -0.58% for the Lehman Brothers Intermediate Government/ Corporate Bond Index. At the end of 1998, investors were worried about worldwide economic turmoil and expected the Federal Reserve to lower interest rates to bolster faltering global economies. Now, the global currency crisis seems a distant memory and global economies are experiencing recovery. The Fed has, instead, decided to raise short-term interest rates by 0.25% as it shifted its attention from the global crisis to the robust U.S. economy. Inflation concerns are again at the forefront of investors' concerns as tight labor markets are expected to propel wages higher. These shifts in the economic environment and market sentiment have driven interest rates sharply higher during the first half of the year. Interest rates have risen by more than 1% for intermediate maturity Treasury bonds, causing negative total returns for most sectors of the bond market.

This six month environment proved challenging for the Fixed Income Fund relative to the Lehman Brothers Intermediate Government/Corporate Bond Index. The relative performance of the Fund was negatively impacted by several factors. First, the longer duration of the Fund relative to the Index was not helpful in the rising interest rate environment. Next, the intermediate maturity focus of the Fund was unfavorable as yields on intermediate maturity bonds rose more than yields on either short or long maturity bonds which drove the prices of the intermediate term bonds down. Finally, low quality sharply outperformed high quality, so the Fund's high quality emphasis was a third factor hindering performance for the period. These appear to be temporary factors driven by short-term phenomenon and they should reverse themselves over a longer-term time horizon.

The Fixed Income Fund continues its focus on high-quality securities. Each security within the Fund is rated investment-grade quality by both Moody's and Standard and Poors, with over 90% of the assets rated "A" or better as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and will help provide a stable portfolio valuation as economic circumstances change in the future.

--------------------------------------------------------------------------------
       FIXED INCOME FUND OBJECTIVE: INCOME AND CAPITAL PRESERVATION
            PRIMARY ASSET CATEGORY: INVESTMENT-GRADE GOVERNMENT/CORPORATE BONDS
--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND             PERFORMANCE REVIEW - JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

[GRAPH]


$10,000 x total return for the fund                       Original number in the graph did not include performance for first 15 days
Municipal Income Fund               Municipal Income Fund       The number that Jason uses in TOTRET95 is 0.329
Lehman Five-Year G.O. MunicipaLehmanxFive-Year G.O. Municipal Index

                                      GRAPH
                    GRAPH            LEHMAN
                     FUND            5 YR GO
                  ----------------------------
  5/16/94         10,000.00         $10,000.00
  5/31/94         10,066.67         $10,092.07
  6/30/94         10,046.30         $10,069.05
----------------------------------------------
  7/31/94         10,180.25         $10,178.98
  8/31/94         10,227.45         $10,227.42
  9/30/94         10,133.42         $10,150.47
----------------------------------------------
 10/31/94         10,045.39         $10,093.44
 11/30/94          9,950.38         $10,028.86
 12/31/94         10,081.20         $10,117.49
----------------------------------------------
  1/31/95         10,266.07         $10,214.37
  2/28/95         10,423.49         $10,362.77
  3,31/95         10,505.62         $10,527.67
----------------------------------------------
  4/30/95         10,519.45         $10,555.84
  5/31/95         10,720.02         $10,787.39
  6/30/95         10,713.10         $10,796.66
----------------------------------------------
  7/31/95         10,810.87         $10,947.47
  8/31/95         10,929.60         $11,058.09
  9/29/95         10,971.50         $11,091.76
----------------------------------------------
 10/31/95         11,049.11         $11,145.35
 11/30/95         11,147.89         $11,233.64
 12/29/95         11,177.82         $11,295.13
----------------------------------------------
  1/31/96         11,277.62         $11,430.14
  2/29/96         11,234.85         $11,391.67
  3/29/96         11,152.87         $11,331.55
----------------------------------------------
  4/30/96         11,124.07         $11,314.71
  5/31/96         11,109.67         $11,300.97
  6/28/96         11,185.27         $11,380.67
----------------------------------------------
  7/31/96         11,258.00         $11,456.00
  8/30/96         11,258.00         $11,480.00
  9/30/96         11,341.63         $11,567.00
----------------------------------------------
 10/31/96         11,429.78         $11,674.00
 11/29/96         11,584.04         $11,836.00
 12/31/96         11,560.82         $11,819.00
----------------------------------------------
  1/31/97         11,575.67         $11,851.00
  2/28/97         11,642.50         $11,935.00
  3/31/97         11,505.14         $11,800.00
----------------------------------------------
  4/30/97         11,572.55         $11,860.00
  5/30/97         11,692.39         $11,989.00
  6/30/97         11,786.02         $12,094.00
----------------------------------------------
  7/31/97         11,997.84         $12,313.00
  8/29/97         11,929.76         $12,248.00
  9/30/97         12,047.01         $12,359.00
----------------------------------------------
 10/31/97         12,108.20         $12,434.00
 11/28/97         12,138.80         $12,473.00
 12/31/97         12,281.39         $12,586.00
----------------------------------------------
  1/30/98         12,397.40         $12,696.00
  2/27/98         12,381.93         $12,712.00
  3/31/98         12,382.00         $12,733.00
----------------------------------------------
  4/30/98         12,319.55         $12,672.00
  5/29/98         12,460.07         $12,822.00
  6/30/98         12,499.11         $12,862.00
----------------------------------------------
  7/31/98         12,530.65         $12,909.00
  8/31/98         12,712.03         $13,083.00
  9/30/98         12,846.40         $13,216.00
----------------------------------------------
 10/31/98         12,854.37         $13,244.00
 11/30/98         12,886.22         $13,262.00
 12/31/98         12,919.37         $13,322.00
----------------------------------------------
  1/29/99         13,089.04         $13,455.00
  2/26/99         13,000.16         $13,439.00
  3/31/99         12,984.00         $13,458.00
----------------------------------------------
  4/30/99         13,008.45         $13,497.00
  5/28/99         12,926.95         $13,451.00
  6/30/99         12,698.97         $13,302.00
----------------------------------------------
















FOR PERIODS ENDING JUNE 30, 1999:

                                              AVERAGE ANNUAL
                          6 MONTHS           TOTAL RETURNS (b)
                           ENDED     -----------------------------------
                          6/30/99    1 YEAR    5 YEARS     5.1 YEARS (a)
                          -------    ------    -------     -------------
Municipal Income Fund      -1.71%     1.60%     4.80%         4.77%
Lehman 5 Yr. G.O. Index    -0.15%     3.42%     5.73%         5.72%

(a) Inception of the Municipal Income Fund was May 16, 1994. The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

[GRAPH]

QUALITY ALLOCATION
Municipal Income
AAA                    53.0%
AA                     19.0%
A                      18.0%
NR                     10.0%
                      100.0%

HOW DID THE MUNICIPAL INCOME FUND PERFORM RELATIVE TO THE MARKET?

The Municipal Income Fund had a rate of return of -1.71 % for the first half of 1999 and compares to a return of -0.15% for the Lehman Five-Year General Obligation Index. Even though total returns in the municipal market were slightly negative for the first six months of 1999, municipal bonds were able to perform better than taxable bonds during the period. The rise in interest rates caused refunding activity to slow and supply of new issues to decrease from last year's pace. Also, the balance sheets of many municipalities are in surplus for the first time in years, so there is less of a need for municipal financing. Demand has also picked up in 1999 as retail investors have been attracted by the return of the 5% yield available on many municipal securities. This 5% level has proven to be an important psychological level for incremental demand in the municipal market. Therefore, the lack of municipal bond supply, coupled with renewed demand from the retail investor have combined to produce relative good performance by municipal bonds as compared to taxable bonds. Relative performance of the Fund was hampered by its longer duration and its intermediate-maturity, laddered approach.

As has been the case since its inception, the credit quality of the Municipal Income Fund remains very high. Over 50% of the securities in the Fund are rated "AAA", the highest rating category, with 90% of assets rated in the highest three rating categories (AAA, AA, A). Over 98% of the income generated by the Fund is from Ohio municipal bonds, so most of the income earned is exempt from Ohio State Income Tax in addition to being exempt from Federal Income Taxes.


--------------------------------------------------------------------------------
    MUNICIPAL INCOME FUND OBJECTIVE: TAX-FREE INCOME AND CAPITAL PRESERVATION
             PRIMARY ASSET CATEGORY: INTERMEDIATE-TERM OHIO MUNICIPAL BOND
--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
GROWTH FUND             PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------


COMMON STOCKS                       SHARES     DOLLAR VALUE
-------------                       ------     ------------

AEROSPACE
    General Dynamics Corporation    16,000      1,096,000
                                              -----------
       TOTAL AEROSPACE - 2.0% ............... $ 1,096,000

BEVERAGE
    Coca-Cola Enterprises           34,300      1,020,425
                                              -----------
       TOTAL BEVERAGE - 1.9% ................ $ 1,020,425

COMPUTER HARDWARE
    Compaq Computer Corp.           25,945        614,572
    Sun Microsystems Inc.*          22,040      1,518,005
                                              -----------
       TOTAL COMPUTER HARDWARE - 3.9% ....... $ 2,132,577

COMPUTER NETWORKING
    Cisco Systems, Inc.*            28,800      1,857,600
                                              -----------
       TOTAL COMPUTER NETWORKING - 3.4% ..... $ 1,857,600

COMPUTER PERIPHERAL
    EMC Corporation*                22,200      1,221,000
    Lexmark International Group*    15,000        990,938
                                              -----------
       TOTAL COMPUTER PERIPHERAL - 4.1% ..... $ 2,211,938

COMPUTER SOFTWARE
    Computer Associates Int., Inc.  21,400      1,177,000
    Microsoft Corporation*          23,400      2,110,388
                                              -----------
       TOTAL COMPUTER SOFTWARE - 6.1% ....... $ 3,287,388

COMPUTER SOFTWARE - SERVICES
    America Online Inc.*             4,500        497,250
                                              -----------
       TOTAL COMP. SOFTWARE - SERV. - 0.9% .. $   497,250

ELECTRICAL EQUIPMENT
    General Electric Company        15,230      1,720,990
                                              -----------
       TOTAL ELECTRICAL EQUIPMENT - 3.2% .... $ 1,720,990

ELECTRONICS - SEMI-CONDUCTORS
    Intel Corporation               29,800      1,773,100
       TOTAL ELECTRONICS -
                                              -----------
            SEMI-CONDUCTORS - 3.3% .......... $ 1,773,100


COMMON STOCKS                       SHARES    DOLLAR VALUE
-------------                       ------    ------------

ENERGY SERVICES
    Halliburton Company             26,000      1,176,500
                                              -----------
       TOTAL ENERGY SERVICES - 2.2% ......... $ 1,176,500

FINANCIAL - MISCELLANEOUS
    American Express Company          11,700    1,522,462
    Fannie Mae                        20,500    1,401,688
                                              -----------
       TOTAL FINANCIAL -
            MISCELLANEOUS - 5.4% ............ $ 2,924,150

FINANCIAL - REGIONAL BANKS
    Bank of NY Co., Inc             30,000      1,100,625
    Comerica Inc.                   17,250      1,025,297
    Fifth Third Bancorp             18,000      1,198,125
    Firstar Corportion              39,000      1,092,000
    Summit.Bancorp                  24,500      1,024,406
                                              -----------
       TOTAL FINANCIAL-REG. BANKS - 10.0% ... $ 5,440,453

FOOD RETAILERS
    Sysco Corporation               31,190        929,852
                                              -----------
       TOTAL FOOD RETAILERS - 1.7% .......... $   929,852

HEALTH CARE - DIVERSE
    Bristol-Myer Squibb             18,000      1,267,875
                                              -----------
       TOTAL HEALTH CARE-DIVERSE - 2.3% ..... $ 1,267,875

HEALTH CARE PRODUCTS
    Johnson and Johnson             10,200        999,600
    Medtronic Corporation           17,435      1,357,751
                                              -----------
       TOTAL HEALTH CARE PRODUCTS - 4.3% .... $ 2,357,351

HEALTH CARE - DRUGS
    Merck and Company               15,600      1,154,400
    Pfizer,.Inc                     10,100      1,108,475
    Schering-Plough Corporation     24,000      1,272,000
    Smithkline Beecham PLC ADR      17,200      1,136,275
                                              -----------
       TOTAL HEALTH CARE - DRUGS - 8.6%       $ 4,671,150


* Non income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
GROWTH FUND             PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------


COMMON STOCKS                       SHARES     DOLLAR VALUE
-------------                       ------     ------------

HOUSEHOLD PRODUCTS
    Gillette Company                20,814        853,374
    Procter & Gamble Company        11,900      1,062,075
                                              -----------
       TOTAL HOUSEHOLD PRODUCTS - 3.5% ...... $ 1,915,449


INDUSTRIAL SERVICES
    Cintas Corporation              20,000      1,343,750
                                              -----------
       TOTAL INDUSTRIAL SERVICES - 2.5% ..... $ 1,343,750

MANUFACTURING
    Dover Corporation               24,840        869,400
                                              -----------
       TOTAL MANUFACTURING - 1.6% ........... $   869,400

PETROLEUM
    Marathon Group Inc. (USX)       35,325      1,150,270
    Mobil Corporation               15,340      1,518,660
                                              -----------
       TOTAL PETROLEUM - 4.9% ............... $ 2,668,930

PHOTOGRAPHIC IMAGING
    Xerox Corporation               19,000      1,122,187
                                              -----------
       TOTAL PHOTOGRAPHIC IMAGING - 2.1% .... $ 1,122,187

RETAILING
    Dayton Hudson Corp.             16,000      1,040,000
    Kroger Company*                 48,000      1,341,000
    Lowe's Company, Inc.            23,600      1,337,825
    Staples Inc.*                   43,207      1,336,716
    Walgreen Company                54,400      1,598,000
                                              -----------
       TOTAL RETAILING - 12.3% .............. $ 6,653,541


COMMON STOCKS                       SHARES     DOLLAR VALUE
-------------                       ------     ------------

TELECOMMUNICATION EQUIPMENT
    Lucent Technology, Inc.         21,300      1,436,419
                                              -----------
       TOTAL TELECOMM EQUIPMENT - 2.6% ...... $ 1,436,419

TELECOMMUNICATION - LONG DISTANCE
    AT & T Corporation              18,000      1,004,625
    MCI Worldcom, Inc.*             12,800      1,104,000
                                              -----------
       TOTAL TELECOMMUNICATION -
            LONG DISTANCE - 3.8% ............ $ 2,108,625

TOTAL COMMON STOCKS - 96.6% ................. $52,482,900
    (Common Stock Identified Cost $34,490,843)

CASH EQUIVALENTS
    Federated U.S. Treasury Cash Reserves
    Money Market Fund                           1,819,594
                                              -----------
       TOTAL CASH EQUIVALENTS - 3.4%          $ 1,819,594
        (Cash Equivalents Identified
         Cost $1,819,594)

TOTAL PORTFOLIO VALUE - 100.0% .............. $54,302,494
       (Total Portfolio Identified Cost $36,310,437)

    Other Assets Less Liabilities ........... $    24,475

TOTAL NET ASSETS                              $54,326,969



* Non income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPORTUNITY FUND        PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

COMMON STOCKS                       SHARES    DOLLAR VALUE
-------------                       ------    ------------

AEROSPACE - DEFENSE
    Newport News Shipbuilding       24,000        708,000
                                              -----------
       TOTAL AEROSPACE - DEFENSE - 1.3% ..... $   708,000

AIRLINES
    Comair Holdings, Inc.           48,900      1,017,731
                                              -----------
       TOTAL AIRLINES - 1.8% ................ $ 1,017,731

BEVERAGES
    Coca-Cola Bottling Co.          12,200        683,200
                                              -----------
       TOTAL BEVERAGES - 1.2% ............... $   683,200

BROADCASTING MEDIA
    Clear Channel Communication*    11,573        797,814
                                              -----------
       TOTAL BROADCASTING MEDIA - 1.4% ...... $   797,814

CHEMICALS
    Ecolab Inc.                     39,600      1,727,550
    International Specialty
        Products Inc.*              42,500        432,969
                                              -----------
       TOTAL CHEMICALS - 3.9% ............... $ 2,160,519

COMPUTER SOFTWARE
    BMC Software, Inc.*             33,500      1,809,000
    Sterling Commerce, Inc.*        27,555      1,005,757
    Sungard Data Systems, Inc.*     28,000        966,000
       TOTAL COMPUTER
                                              -----------
          SOFTWARE - 6.8% ................... $ 3,780,757

COMPUTER SOFTWARE SERVICES
    Infoseek Corporation*            8,000        383,500
       TOTAL COMPUTER
                                              -----------
          COMP. SOFTWARE SERVICES - 0.7% .... $   383,500

COMPUTER PERIPHERAL
    EMC Corporation*                33,000      1,815,000
    Lexmark Int'l Group Inc.*       23,600      1,559,075
       TOTAL COMPUTER
                                              -----------
          PERIPHERAL - 6.1% ................. $ 3,374,075


COMMON STOCKS                     SHARES   DOLLAR VALUE
-------------                     ------   ------------

ELECTRONICS - SEMICONDUCTORS
    Altera Corporation*             39,000      1,435,688
    Teradyne, Inc.*                  8,500        609,875
    Vitesse Semiconductor Corp.*    26,000      1,753,375
       TOTAL ELECTRONICS -
                                              -----------
        SEMICONDUCTORS - 6.8% ............... $ 3,798,938

ENERGY SERVICES
    Devon Energy Corporation        24,000        858,000
    Smith International, Inc.*      33,000      1,433,437
                                              -----------
       TOTAL ENERGY SERVICES - 4.1% ......... $ 2,291,437

FINANCIAL - BROKERAGE
    Provident Financial Group       10,000        437,500
    T. Rowe Price Associates, Inc.  23,000        882,625
                                              -----------
       TOTAL FINANCIAL - BROKERAGE - 2.4% ... $ 1,320,125

FINANCIAL - INSURANCE
    AON Corporation                 25,500      1,051,875
    Reliastar Financial Corporation 26,700      1,168,125
                                              -----------
       TOTAL FINANCIAL - INSURANCE - 4.0% ... $ 2,220,000

FINANCIAL - REGIONAL BANKS
    First Tennessee National Corp.  37,000      1,417,562
    Mutual Risk Management Ltd.*    20,000        667,500
    National Commerce Bancorp       30,000        656,250
    North Fork Bancorp              41,000        873,813
       TOTAL FINANCIAL -
                                              -----------
          REGIONAL BANKS - 6.5% ............. $ 3,615,125

FOODS
    Performance Food Group*         17,500        475,781
    Smucker (JM) Co., Cl. A         16,000        356,000
    Tootsie Roll Industries         17,858        689,765
                                              -----------
       TOTAL FOODS - 2.7% ................... $ 1,521,546

HEALTH CARE - DRUGS
    Centocor, Inc.*                 21,500      1,002,438
    Elan Corporation PLC, ADR*      16,000        444,000
    Forest.Labs Inc. Class A*       25,200      1,165,500
    Mylan Laboratories              31,700        840,050
    Watson Pharmaceutical*          23,000        806,437
                                              -----------
       TOTAL HEALTH CARE - DRUGS - 7.6% ..... $ 4,258,425


* Non income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------
OPPORTUNITY FUND        PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

COMMON STOCKS                       SHARES   DOLLAR VALUE
-------------                       ------   ------------

HEALTH CARE - PRODUCTS
    Biomet Inc.                     14,000        556,500
    Sybron International Corp.      42,500      1,171,406
       TOTAL HEALTH CARE -
                                              -----------
          PRODUCTS - 3.1% ................... $ 1,727,906

HOUSEHOLD FURNITURE
    Ethan Allen Interiors, Inc.     26,000        981,500
       TOTAL HOUSEHOLD -
                                              -----------
          FURNITURE - 1.8% .................. $   981,500

INDUSTRIAL SERVICES
    Cintas Corporation              12,200        819,688
    G & K Services, Inc., Class A   25,700      1,346,037
                                              -----------
       TOTAL INDUSTRIAL SERVICES - 3.9% ..... $ 2,165,725

LODGING - HOTEL
    Royal Caribbean Cruise          10,000        437,500
                                              -----------
       TOTAL LODGING - HOTEL - 0.8% ......... $   437,500

MANUFACTURE - DIVERSE
    Johnson Controls, Inc.          10,000        693,125
                                              -----------
       TOTAL MANUFACTURE-DIVERSE - 1.2%       $   693,125

NATURAL GAS
    National Fuel Gas Company       12,000        582,000
    Peoples Energy Corporation      16,000        603,000
                                              -----------
       TOTAL NATURAL GAS - 2.1% ............. $ 1,185,000

OFFICE SUPPLIES
    Office Depot, Inc.*             36,000        794,250
    Staples, Inc.*                  47,250      1,461,797
                                              -----------
       TOTAL OFFICE SUPPLIES - 4.0% ......... $ 2,256,047

OIL AND GAS
    Weatherford International       17,000        622,625
                                              -----------
       TOTAL OIL AND GAS - 1.1% ............. $   622,625


COMMON STOCKS                       SHARES   DOLLAR VALUE
-------------                       ------   ------------

RETAILING
    BJ's Wholesale Club Inc.*       53,000      1,593,313
    Dollar General Corporation      19,750        572,750
    Gap, Inc.                       31,500      1,586,812
    Rite.Aid.Corporation            25,000        615,625
    Tandy Corporation               37,000      1,808,375
                                              -----------
       TOTAL RETAILING - 11.1% .............. $ 6,176,875

TELECOMMUNICATION SERVICES
    Century.Tele Enterprises, Inc.  33,750      1,341,563
    Cincinnati Bell, Inc.           50,000      1,246,875
    Qwest Communications Int'l*     34,650      1,145,616
                                              -----------
       TOTAL TELECOMM SERVICES - 6.7% ....... $ 3,734,054

WASTE MANAGEMENT
    Republic Service, Inc.*         32,000        792,000
                                              -----------
       TOTAL WASTE MANAGEMENT - 1.5% ........ $   792,000

TOTAL COMMON.STOCKS - 94.6% ................. $52,703,549
    (Common Stock Identified Cost $36,461,411)

CASH EQUIVALENTS
    Federated U.S..Treasury Cash.Reserves
       Money Market Fund                        3,029,800
                                              -----------
       TOTAL CASH EQUIVALENTS - 5.4% ........ $ 3,029,800
          (Cash Equivalents Identified
            Cost $3,029,800)

TOTAL PORTFOLIO VALUE - 100.0% .............. $55,733,349
    (Total Portfolio Identified Cost $39,491,211)

    Other Assets Less Liabilities ........... $  (653,560)

TOTAL NET ASSETS ............................ $55,079,789


* Non income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
REALTY FUND             PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------


COMMON STOCKS (REITS)              SHARES     DOLLAR VALUE
---------------------              ------     ------------

APARTMENTS
    Apartment Investment
      and Management, Co.            6,805        290,914
    Archstone Communities Trust     10,655        233,744
    Avalon Bay Communities, Inc.     6,392        236,504
    BRE Properties, Inc.             6,130        158,997
    Camden Property Trust            5,815        161,366
    Equity Residential
      Properties Trust               4,975        224,186
    Essex Property Trust, Inc.       6,570        232,414
    Post Properties, Inc.            5,055        207,255
                                              -----------
      TOTAL APARTMENTS - 29.1% .............. $ 1,745,380

LODGING AND HOTELS
    Flecor Lodging Trust             6,100        126,575
    Interstate Hotels*                 988          4,075
    Wyndham International*          29,650        133,426
    Starwood Hotels and Resorts      7,460        227,996
                                              -----------
      TOTAL LODGING AND HOTELS - 8.2% ....... $   492,072

OFFICE AND INDUSTRIAL
    Boston Properties, Inc.          7,175        257,403
    Cali Realty Corporation          6,795        210,220
    Crescent Real Estate             8,980        213,275
    Duke Realty Investments          9,860        222,466
    Equity Office Properties         9,145        234,341
    First Industrial Realty Trust, I 8,680        238,158
    Highwoods Properties, Inc.       8,150        223,616
    Kilroy Realty Corporation        6,345        154,263
    Liberty Property Trust           6,630        164,921
    Prentiss Properties Trust        8,350        196,225
    Prologis Trust                  10,005        202,601
    Spieker Properties, Inc.         5,305        206,232
                                              -----------
      TOTAL OFFICE AND INDUSTRIAL - 42.1% ... $ 2,523,721

COMMON STOCKS (REITS)              SHARES    DOLLAR VALUE
---------------------              ------    ------------

RETAIL
    General Growth Properties        4,635        164,542
    JDN Realty Properties            6,360        142,305
    Kimco Realty Corporation         5,885        230,251
    Macerich Company                 4,830        126,788
    Regency Realty Corporation       6,940        152,246
    Simon Properties Group, Inc.     9,745        247,279
    Weingarten Realty Investors      2,955        123,371
                                              -----------
       TOTAL RETAIL - 19.7% ................. $ 1,186,782

TOTAL COMMON STOCKS - 99.1% ................. $ 5,947,955
    (Common.Stock.Identified Cost.$6,671,003)

CASH EQUIVALENTS
    Federated U.S. Treasury Cash Reserves
       Money Market Fund                           51,894
                                              -----------
       TOTAL CASH EQUIVALENTS - 0.9% ........ $    51,894
         (Cash Equivalents Identified
           Cost $51,894)

TOTAL PORTFOLIO VALUE - 100.0% .............. $ 5,999,849
    (Total Portfolio Identified Cost $6,722,897)

    Other Assets Less Liabilities             $    40,298

TOTAL NET ASSETS                              $ 6,040,147



* Non income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
FIXED INCOME FUND       PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

FIXED INCOME SECURITIES - BONDS           FACE     DOLLAR VALUE
-------------------------------           ----     ------------

BANK BONDS - MAJOR REGIONAL
   Banc One Corp., 9.875%, 3/1/09        250,000      299,375
   Comerica Bank Sub. Note,
     6.875%, 3/1/08                      250,000      247,188
   First Union Corp., 7.5%, 7/15/06      500,000      512,500
   Mellon Financial Co., 6.70%, 3/1/08   500,000      494,375
   NBD Bancorp, 7.125%, 5/15/07          400,000      402,500
   PNC Funding Corp., 6.875%, 7/15/07    500,000      497,500
   Provident Bank, 6.375%, 1/15/04       500,000      485,625
   Star Bank N.A., 6.625%, 12/15/06      400,000      389,500
   Suntrust Bank Inc., 6.50%, 1/15/08    500,000      486,875
                                                  -----------
     TOTAL MAJOR REGIONAL BANKS - 13.7% ......... $ 3,815,438

BANK BONDS - MONEY CENTER
   Bankers Trust NY Corp.,
     7.15%, 8/14/12                      400,000      399,000
                                                  -----------
     TOTAL MONEY CENTER BANKS - 1.4% ............ $   399,000

CAPITAL EQUIPMENT
   Dover Corp., 6.25%, 6/1/08            500,000      485,000
   G.E. Corp. Medium Term Note,
     6.87%, 12/29/99                     250,000      252,139
   Honeywell, Inc., 7.125%, 4/15/08      400,000      406,500
   IBM Corp., 6.45%, 8/1/07              300,000      297,000
                                                  -----------
     TOTAL CAPITAL EQUIPMENT - 5.2% ............. $ 1,440,639

CHEMICALS
   Hercules, Inc., 6.625%, 6/1/03        250,000      245,000
                                                  -----------
     TOTAL CHEMICALS - 0.9% ..................... $   245,000

ELECTRIC UTILITIES
   Carolina Power & Light Co.,
     6.75%, 10/1/02                      250,000      252,188
   Duke Energy Corp., 5.375%, 1/1/09     500,000      450,000
   Louisville Gas & Electric Co.,
     7.50%, 7/1/02                        25,000       25,187
   Midwest Power Corp., 7.00%, 2/15/05   200,000      201,000


FIXED INCOME SECURITIES - BONDS           FACE     DOLLAR VALUE
-------------------------------           ----     ------------

ELECTRIC UTILITIES CON'T:
   Virginia Electric Company,
    8.00%, 3/1/04                        500,000      530,625
   National Rual Utilities,
    5.70%, 1/15/10                       500,000      460,625
   Pacific Gas & Electric Co.,
    6.875%, 12/1/99                       40,000       40,150
   Union Electric Power Co.,
    First Mortgage, 6.875%, 8/1/04       200,000      204,000
                                                  -----------
     TOTAL ELECTRIC UTILITIES - 7.8% ............ $ 2,163,775

ENTERTAINMENT.AND.LEISURE
   Mattel Inc., 6.125%, 7/15/05          500,000      481,875
   Walt Disney Co.,
    5.80%, 10/27/08                      400,000      376,000
                                                  -----------
     TOTAL ENTERTAINMENT AND LEISURE - 3.1% ...... $  857,875

FINANCIAL - SERVICES
   American General Finance,
    8.125%, 8/15/09                      120,000      128,700
   CIT Group Holdings,
    8.375%, 11/1/01                      250,000      261,250
   Household Finance Corp.
      Senior Note, 6.875%, 3/1/03        700,000      704,375
                                                  -----------
     TOTAL FINANCIAL - SERVICES - 3.9% .......... $ 1,094,325

FOOD AND BEVERAGE
   Sara Lee Corporation, Medium Term
      Note, 5.70%, 7/14/00               250,000      249,375
                                                  -----------
     TOTAL FOOD AND BEVERAGE - 0.9% ............. $   249,375

FOREIGN UTILITIES (U.S. DOLLAR DENOMINATED)
   Hydro Quebec Medium Term Note,
     6.98%, 3/01/05                      200,000      202,750
                                                  -----------
     TOTAL FOREIGN UTILITIES (US $) - 0.7% ...... $   202,750

HEALTH CARE
   McKesson Corp., 6.40%, 3/1/08         400,000      366,000
                                                  -----------
     TOTAL HEALTH CARE - 1.3% ................... $   366,000




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
FIXED INCOME FUND       PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

FIXED INCOME SECURITIES - BONDS           FACE     DOLLAR VALUE
-------------------------------           ----     ------------

NATURAL GAS UTILITIES
   Enron Corp., 6.75%, 8/01/09           600,000      581,250
                                                  -----------
     TOTAL NATURAL GAS UTILITIES - 2.1% ......... $   581,250

PETROLEUM
   Amoco Corp. Canada,
     7.25%, 12/1/02                      200,000      205,500
   Texaco Capital, Inc.,
     6.875%, 7/15/99                     200,000      200,085
                                                  -----------
     TOTAL PETROLEUM - 1.5% ..................... $   405,585

PUBLISHING
   The Tribune Company,
     6.875%, 11/1/06                     500,000      499,375
                                                  -----------
     TOTAL PETROLEUM - 1.8% ..................... $   499,375

RAILROADS
   CSX Transportation Equipment Trust,
      6.07%, 3/15/01                     200,000      199,500
                                                  -----------
     TOTAL RAILROADS - 0.7% ..................... $   199,500

RETAILING
   Gap Inc., 6.90%, 9/15/07              500,000      506,875
   Wal-Mart Stores, Inc., 6.375%, 3/1/03 200,000      200,750
                                                  -----------
     TOTAL RETAILING - 2.5% ..................... $   707,625

REAL ESTATE INVESTMENT TRUSTS
   Merry Land & Investment Co. Inc.,
      7.25%, 6/15/05                     400,000      396,500
                                                  -----------
     TOTAL REAL ESTATE INVESTMENT TRUSTS - 1.4% . $  396,500

SERVICES
   Hertz Corp., 6.25%, 3/15/09           400,000      374,500
   Service Corp. Int'l, 6.50%, 3/15/08   500,000      464,375
                                                  -----------
     TOTAL SERVICES - 3.0% ...................... $  838,875

TELECOMMUNICATIONS
   AT & T Corp., 6.00%, 3/15/09          500,000      471,875
   AT & T Corp., 6.75%, 4/1/04           500,000      506,250



FIXED INCOME SECURITIES - BONDS           FACE     DOLLAR VALUE
-------------------------------           ----     ------------

TELECOMMUNICATIONS CON'T:
  Lucent Technologies,
    5.50%, 11/15/08                      400,000      368,000
  Cincinnati Bell, Inc.,
    6.24%, 12/30/03                      250,000      247,187
  GTE Corp., 7.51%, 4/1/09               600,000      622,500
  New York Telephone Co.,
    5.875%, 9/1/03                       200,000      195,000
  Southwestern Bell Corp.,
    6.375%,.4/1/01                       200,000      200,500
                                                  -----------
    TOTAL TELECOMMUNICATIONS - 9.4% ............. $ 2,611,312

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  (A)
  FHLB, 6.10%, 12/13/10                  750,000      727,177
  FHLB, 7.03%, 5/6/11                    250,000      259,962
  FHLMC, 6.005%, 12/8/05                 200,000      196,493
  FHLMC, 5.95%, 1/19/06                  400,000      390,474
  FNMA, 5.25%, 1/15/09                 1,350,000    1,237,678
  FNMA, 7.50%, 2/11/02                   200,000      207,426
  FNMA, 7.55%, 4/22/02                   200,000      208,191
  FNMA, 5.75%, 4/15/03                 1,000,000      990,537
  FNMA, 7.80%, 3/29/05                   200,000      202,090
  FNMA, 5.75%, 6/15/05                 1,000,000      982,216
  FNMA, 5.75%, 2/15/08                   500,000      479,633
  GNMA, 7.00%, 12/15/25                  291,423      287,871
  GNMA, 7.50%, 8/15/26                   223,336      225,710
                                                  -----------
    TOTAL UNITED STATES GOVERNMENT
      AGENCY OBLIGATIONS - 23.0% ................ $ 6,395,458

UNITED STATES GOVERNMENT.AGENCY OBLIGATIONS -
MORTGAGE BACKED SECURITIES (A)
  FHLMC, CMO Series 1639-PD,
    5.60%, 8/15/06                       172,320      172,191
  FHLMC, CMO Series 1660-G,
    6.25%, 7/15/07                       250,000      249,599
  FHLMC, 15 Year Gold,
    7.00%, 3/01/11                       223,623      224,671
  FNMA Dus Pool Series 73894,
    6.525%, 12/1/03                      487,751      486,037
    TOTAL GOVERNMENT AGENCY OBLIGATIONS -
                                                  -----------
      MORTGAGE BACKED SECURITIES - 4.1% ......... $ 1,132,498





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
FIXED INCOME FUND       PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

FIXED INCOME SECURITIES - BONDS           FACE     DOLLAR VALUE
-------------------------------           ----     ------------

UNITED STATES GOVERNMENT OBLIGATIONS
   U.S. Treasury, 6.875%, 7/31/99        600,000      601,021
   U.S. Treasury, 7.875%, 8/15/01        400,000      417,623
   U.S. Treasury, 7.50%, 11/15/01        200,000      208,088
   U.S. Treasury, 7.875%, 11/15/04       500,000      545,016
   U.S. Treasury, 6.875%, 5/15/06        200,000      210,512
   U.S. Treasury, 6.25%, 2/15/07         500,000      509,343
   U.S. Treasury, 5.50%, 2/15/08         400,000      388,761
                                                  -----------
     TOTAL UNITED STATES GOVERNMENT
       OBLIGATIONS - 10.3% ...................... $ 2,880,364

TOTAL FIXED INCOME - BONDS - 98.7% .............. $27,482,519
   (Fixed Income Identified Cost $27,960,976)

CASH EQUIVALENTS
   Federated U.S. Treasury Cash Reserves              360,494
                                                  -----------
     TOTAL CASH EQUIVALENTS - 1.3% .............. $   360,494
       (Cash Equivalents Identified Cost $360,494)

TOTAL PORTFOLIO VALUE - 100.0% .................. $27,843,013
   (Total Portfolio Identified Cost $28,321,470)

   Other Assets Less Liabilities ................ $   479,472

TOTAL NET ASSETS ................................ $28,322,485





(A)
--------------------------------------------------------------

     Abbreviations:
     FHLB -   Federal Home Loan Bank
     FHLMC -  Federal Home Loan Mortgage Corporation
     FNMA -   Federal National Mortgage Association
     GNMA -   Government National Mortgage Association

--------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND   PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

MUNICIPAL INCOME SECURITIES - BONDS       FACE   DOLLAR VALUE
-----------------------------------       ----   ------------

GENERAL OBLIGATION - CITY
   Akron, OH, 5.00%, 12/1/05             100,000      102,123
   Cleveland, OH, (AMBAC Insured),
      4.9%, 9/1/02                        50,000       50,858
   Columbus, OH, Tax Increment Financing,
      (AMBAC Insured), 4.9%, 12/1/11     150,000      146,399
   Columbus, OH, 12.375%, 2/15/07         25,000       37,040
   Loveland, OH,
      (AMBAC Insured), 4.9%, 12/1/08     100,000       99,945
   Vandalia, OH, 4.80%, 12/1/03           75,000       76,122
   Warder Library, OH, 6.25%, 12/1/03    135,000      144,499
   Westlake, OH, 4.90%, 12/1/04           50,000       51,150
   Youngstown,OH, (AMBAC
     Insured), 5.10%, 12/01/11           100,000      100,235
                                                  -----------
      TOTAL GENERAL OBLIGATION - CITY - 19.0% ... $   808,371

GENERAL OBLIGATION - COUNTY
   Belmont County, OH
    (MBIA Insured), 4.50%, 12/1/11       155,000      146,875
   Belmont County, OH
    (MBIA Insured), 5.10%, 12/1/05        50,000       51,336
   Delaware County, OH, 5.25%, 12/1/06    50,000       51,669
   Hocking County, OH, 4.90%, 12/1/06     50,000       49,204
   Knox County, OH, 4.75%, 12/1/09        60,000       58,432
   Medina County, OH, 12.625%, 12/1/99    25,000       25,926
   Montgomery County, OH,
     5.30%, 12/1/00                       75,000       76,602
   Portage County, Ohio,
    (MBIA Insured), 5.15%, 12/1/07        75,000       76,753
   Trumbull County, OH,
    (AMBAC Insured), 5.25%, 12/1/05       50,000       51,748
   Washington Township, OH,
    4.65%, 12/1/05                        75,000       73,520
                                                  -----------
      TOTAL GENERAL OBLIGATION - COUNTY - 15.6% . $   662,065

HIGHER EDUCATION
   Ohio State Higher Education Facilities,
    Denison University, 4.90%, 11/1/05    75,000       75,673
   University of Cincinnati, OH General
    Receipts, 4.75%, 6/1/06               50,000       49,935
                                                  -----------
      TOTAL HIGHER EDUCATION - 3.0% ............. $   125,608

MUNICIPAL INCOME SECURITIES - BONDS       FACE   DOLLAR VALUE
-----------------------------------       ----   ------------

HOSPITAL/HEALTH
   Children's Hospital Medical Center,
      (MBIA Insured), 5.25%, 5/15/10     100,000      101,274
   Episcopal Retirement Homes,
      Ohio Hospital Facility Revenue,
      5.00%, 1/1/15                      100,000      100,789
   Franklin County, Ohio Hospital,
      The Children's Hospital Project,
      5.20%, 11/1/04                      50,000       51,170
   Hamilton County, Ohio Hospital Facility
      Revenue, Children's Hospital,
      (FGIC Insured), 5.00%, 5/15/06      50,000       50,659
   Hamilton County, Ohio,
      Twin Towers Health
      Care Facility, 5.25%, 10/1/09      100,000       99,241
   Lorain County, Ohio Hospital Facility
      Revenue Catholic Healthcare Partners,
      (MBIA Insured), 6.00%, 9/1/07       50,000       53,768
   Maumee, Ohio Hospital Facility
      Revenue, St. Lukes Hospital Project,
      (AMBAC Insured), 4.90%, 12/1/99     50,000       50,321
                                                  -----------
        TOTAL HOSPITAL/HEALTH - 11.9% ........... $   507,222

REVENUE BONDS - TRANSPORTATION
   Butler County Transportation Improvement,
      (FSA Insured) 5.50%, 4/1/09        100,000      103,216
      TOTAL REVENUE BONDS -
                                                  -----------
        TRANSPORTATION - 2.4% ................... $   103,216

REVENUE BONDS - ELECTRIC
   Weatherford, Texas Utility System Revenue,
      (MBIA Insured), 5.10%, 9/1/03       50,000       51,269
                                                  -----------
        TOTAL REVENUE BONDS - ELECTRIC - 1.2% ... $    51,269

REVENUE BONDS - WATER AND SEWER
   Akron, OH Sewer System,
      (MBIA Insured), 5.50% 12/1/07       50,000       52,297
   Butler, OH Waterworks System,
      (FSA Insured), 4.40% 12/1/10       100,000       94,205


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND   PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

MUNICIPAL INCOME SECURITIES - BONDS       FACE   DOLLAR VALUE
-----------------------------------       ----   ------------

REVENUE BONDS - WATER AND SEWER CON'T:
   Cleveland, OH Waterworks First
    Mortgage, Series G
    (MBIA Insured), 5.25%, 1/1/04         50,000       51,589
   Cleveland, OH Waterworks Revenue,
    Series I (FSA Insured), 5.25%,1/1/10 100,000      101,650
   Columbus, OH Water and Sewer,
     5.00%, 11/01/06                     100,000      101,957
   Lorain, OH Water System,
    (AMBAC Insured), 4.75%, 4/1/04        50,000       50,611
   Miamisburg, OH Sewer System,
    (AMBAC Insured), 4.35%, 11/15/02      50,000       50,060
   Montgomery County, OH Solid Waste,
    (MBIA Insured), 5.125%, 11/1/08       50,000       50,627
   Southwest OH Regional Water District Water-
    works, (MBIA Insured), 5.25%, 12/1/05 50,000       51,720
   Warren County, Ohio Water and Sewer
    Line Extension, Special
    Assessment Bonds, 5.50%, 12/1/03      50,000       52,196
      TOTAL REVENUE BONDS -
                                                  -----------
         WATER AND SEWER - 15.4% ................ $   656,912

SCHOOL DISTRICT
   Centerburg, OH, 5.25%, 10/15/01        40,000       40,630
   Forest Hills, OH, 4.90%, 12/1/04      100,000      101,578
   Gallia County, OH, 5.00%, 3/1/03       25,000       25,131
   Gallia County, OH, 5.00%, 3/1/04       25,000       25,080
   Indian Valley, OH,
    (AMBAC Insured), 5.50%, 12/1/06       50,000       52,443
   Northwestern, OH, 4.65%, 12/1/06      105,000      101,729
   Loveland OH School G.O.,
    4.40%, 12/1/08                       100,000       95,848
   Southwestern City, OH, 6.25%, 12/1/05  50,000       53,441
   Stow, OH, 9.125%, 12/1/99              50,000       51,117
   Sycamore Ohio Community School  District
    (AMBAC Insured), 4.6%, 12/1/11       100,000       94,875
   West Geauga, OH, (AMBAC Insured),
     5.45%, 11/1/04                       50,000       52,207
   Westlake, OH, 4.85%, 12/1/03          100,000      101,694
                                                  -----------
    TOTAL SCHOOL DISTRICT - 18.7% ............... $   795,773


MUNICIPAL INCOME SECURITIES - BONDS       FACE   DOLLAR VALUE
-----------------------------------       ----   ------------

 STATE AGENCY - BUILDING AUTHORITY
   Ohio State Building Authority,
     Administration Building Fund,
     6.40%, 10/1/01                       50,000       52,375
   Ohio State Building Authority,
     Juvenile Correction Facilities,
     4.375%, 10/1/12                     100,000       91,954
   Ohio State Building Authority,
     Ohio Center For The Arts,
     5.45%, 10/1/07                      100,000      104,177
      TOTAL STATE AGENCY -
                                                  -----------
      BUILDING AUTHORITY - 5.8% ................. $   248,506

 STATE AGENCY - EDUCATION
   Ohio State Elementary
     and Secondary Education,
     (FSA Insured), 5.0%, 12/1/07        100,000      101,309
   Ohio State Higher Education
     Facilities, 5.90%, 12/1/05           50,000       52,345
   Ohio State Public Facilities Commission,
     (MBIA Insured), 4.70%, 06/1/11      100,000       96,334
                                                  -----------
      TOTAL STATE AGENCY - EDUCATION - 5.9% ..... $   249,988

 TOTAL FIXED INCOME -
   MUNICIPAL BONDS - 98.9% ...................... $ 4,208,930
     (Municipal Bonds Identified Cost $4,229,250)

 CASH EQUIVALENTS
   Federated Ohio Municipal Cash Trust                 47,560
                                                  -----------
     TOTAL CASH EQUIVALENTS - 1.1% .............. $    47,560
      (Cash Identified Cost  $47,560)

 TOTAL PORTFOLIO VALUE - 100.0%                   $ 4,256,490
     (Total Portfolio Identified Cost $4,276,810)

   Other Assets Less Liabilities                  $    31,480

 TOTAL NET ASSETS                                 $ 4,287,970



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                        STOCK FUNDS                               BOND FUNDS
                                       -----------------------------------------------  -------------------------------

                                                                                            FIXED         MUNICIPAL
                                          GROWTH        OPPORTUNITY        REALTY          INCOME           INCOME
                                           FUND            FUND             FUND            FUND             FUND
                                ---------------------  --------------  ---------------  --------------  ---------------
ASSETS:
   Investment Securities
     at Market Value*                    $54,302,494     $55,733,349       $5,999,849     $27,843,013       $4,256,490
   Dividends and Interest
     Receivable                              $65,751         $48,765          $45,068        $498,774          $33,811
                                       --------------  --------------  ---------------  --------------  ---------------
       TOTAL ASSETS .................    $54,368,245     $55,782,114       $6,044,917    $ 28,341,787       $4,290,301

LIABILITIES:
   Investment Securities Purchased                $0        $660,768               $0              $0               $0
   Accrued Management Fees                   $41,276         $41,557           $4,770         $19,302           $2,331
                                       --------------  --------------  ---------------  --------------  ---------------
       TOTAL LIABILITIES ............        $41,276        $702,325           $4,770         $19,302           $2,331

NET ASSETS ..........................    $54,326,969     $55,079,789       $6,040,147     $28,322,485       $4,287,970


NET ASSETS CONSIST OF:
   Paid in Capital                       $35,926,522     $36,108,220       $7,000,431     $28,736,117       $4,301,660
   Undistributed Net
     Investment Income/Return of Capital        $122         ($1,604)         $19,805         $21,044           $3,377
   Undistributed Net Realized Gain
     (Loss) from Security Transactions      $408,268      $2,731,035        ($257,041)        $43,782           $3,254
   Net Unrealized Gain (Loss)
     on Investments                      $17,992,057     $16,242,138        ($723,048)      ($478,458)        ($20,321)
                                       --------------  --------------  ---------------  --------------  ---------------

NET ASSETS ..........................    $54,326,969     $55,079,789       $6,040,147     $28,322,485       $4,287,970

Shares Outstanding ..................      1,710,681       1,679,214          509,868       1,832,395          277,878

OFFERING, REDEMPTION AND
NET ASSET VALUE PER SHARE ...........         $31.76          $32.80           $11.85          $15.46           $15.43


*Identified Cost of Securities ......    $36,310,437     $39,491,211       $6,722,897     $28,321,470       $4,276,810

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


                                                     STOCK FUNDS                                   BOND FUNDS
                                  ---------------------------------------------------     ------------------------------
                                                                                             FIXED           MUNICIPAL
                                      GROWTH          OPPORTUNITY          REALTY            INCOME           INCOME
                                       FUND               FUND              FUND              FUND             FUND
                                  ---------------     -------------     -------------     -------------     ------------
                                     6/30/99            6/30/99           6/30/99           6/30/99           6/30/99
                                  ---------------     -------------     -------------     -------------     ------------
INVESTMENT INCOME:
   Interest                              $54,636           $62,796            $4,177          $788,769          $97,419
   Dividends                            $215,256          $170,583          $179,122                $0               $0
                                  ---------------     -------------     -------------     -------------     ------------
    TOTAL INVESTMENT INCOME ....        $269,892          $233,379          $183,299          $788,769          $97,419

EXPENSES:
   Gross Management Fee                 $252,511          $247,351           $27,185          $128,185          $21,163
   Management Fee Waiver
    (See accompanying note #3)          ($12,626)         ($12,368)          ($1,359)         ($19,228)         ($7,407)
                                  ---------------     -------------     -------------     -------------     ------------
    TOTAL EXPENSES .............        $239,885          $234,983           $25,826          $108,957          $13,756

NET INVESTMENT INCOME                    $30,007           ($1,604)         $157,473          $679,812          $83,663

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net Realized Gain (Loss) from
    Security Transactions               $408,273        $2,731,029         ($157,253)          $43,793           $3,253
   Net Unrealized Gain (Loss)
    on Investments                      $907,504          $135,955          $298,235       ($1,553,243)       ($164,996)
                                  ---------------     -------------     -------------     -------------     ------------


NET GAIN (LOSS) ON INVESTMENTS .      $1,315,777        $2,866,984          $140,982       ($1,509,450)       ($161,743)

NET INCREASE (DECREASE) IN ASSETS
   FROM OPERATIONS .............      $1,345,784        $2,865,380          $298,455         ($829,638)        ($78,080)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                              STOCK FUNDS
                                  --------------------------------------------------------------------------------------------

                                            GROWTH FUND                  OPPORTUNITY FUND                 REALTY FUND
                                  ------------------------------  ------------------------------  ----------------------------
                                    PERIOD ENDED    YEAR ENDED      PERIOD ENDED    YEAR ENDED     PERIOD ENDED   YEAR ENDED
                                     6/30/99         12/31/98        6/30/99         12/31/98       6/30/99        12/31/98
                                  --------------   -------------  ---------------  -------------  -------------  -------------
OPERATIONS:
   Net Investment Income                $30,007         $72,796          ($1,604)      ($24,884)      $157,473 *     $214,770
   Net Realized Gain (Loss)
     from Security Transactions        $408,273      $2,512,476       $2,731,029       $512,708      ($157,253)      ($99,788)
   Net Unrealized Gain (Loss)
     on Investments                    $907,504      $7,713,290         $135,955     $6,762,552       $298,235    ($1,021,284)
                                  --------------   -------------  ---------------  -------------  -------------  -------------
     NET INCREASE (DECREASE) IN
       ASSETS FROM OPERATIONS .....  $1,345,784     $10,298,562       $2,865,380     $7,250,376       $298,455      ($906,302)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income               ($30,020)       ($72,905)              $0             $0      ($137,672)     ($214,765)
   Net Realized Gain from
     Security Transactions                   $0     ($2,512,484)              $0      ($512,704)            $0             $0
   Net Return of Capital                     $0              $0               $0             $0             $0       ($51,078)
                                  --------------   -------------  ---------------  -------------  -------------  -------------
     NET (DECREASE) IN ASSETS
       FROM DISTRIBUTIONS .........    ($30,020)    ($2,585,389)              $0      ($512,704)     ($137,672)     ($265,843)

CAPITAL SHARE TRANSACTIONS:
   Proceeds From Sale of Shares      $7,172,572     $10,741,691       $6,045,271     $8,705,583       $969,360     $6,402,027
   Net Asset Value of Shares Issued
     on Reinvestment of Distributions   $22,673      $2,320,223               $0       $499,470        $26,799        $92,315
   Cost of Shares Redeemed          ($2,571,861)    ($4,288,044)     ($2,043,518)   ($2,786,372)     ($174,296)     ($264,696)
                                  --------------   -------------  ---------------  -------------  -------------  -------------
     NET INCREASE IN ASSETS FROM
       CAPITAL SHARE TRANSACTIONS    $4,623,384      $8,773,870       $4,001,753     $6,418,681       $821,863     $6,229,646

NET CHANGE IN NET ASSETS             $5,939,148     $16,487,043       $6,867,133    $13,156,353       $982,646     $5,057,501

NET ASSETS AT BEGINNING OF PERIOD . $48,387,821     $31,900,778      $48,212,656    $35,056,303     $5,057,501             $0

NET ASSETS AT END OF PERIOD ....... $54,326,969     $48,387,821      $55,079,789    $48,212,656     $6,040,147     $5,057,501



* Net Investment Income on the Realty Fund includes Estimated Return of Capital

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 1999 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                    BOND FUNDS
                                         ---------------------------------------------------------------

                                              FIXED INCOME FUND               MUNICIPAL INCOME FUND
                                         -----------------------------     -----------------------------
                                         PERIOD ENDED   PERIOD ENDED       PERIOD ENDED   PERIOD ENDED
                                           6/30/99        12/31/98           6/30/99        12/31/98
                                         -------------  --------------     -------------  --------------
OPERATIONS:
   Net Investment Income                     $679,812      $1,117,134           $83,663        $152,992
   Net Realized Gain (Loss)
      from Security Transactions              $43,793         $56,950            $3,253         $15,965
   Net Unrealized Gain (Loss)
      on Investments                      ($1,553,243)       $608,285         ($164,996)        $22,910
                                         -------------  --------------     -------------  --------------
      NET INCREASE (DECREASE) IN
         ASSETS FROM OPERATIONS ........    ($829,638)     $1,782,369          ($78,080)       $191,867

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                    ($658,780)    ($1,117,058)         ($80,294)      ($152,953)
   Net Realized Gain from
      Security Transactions                        $0        ($39,907)               $0        ($15,964)
                                         -------------  --------------     -------------  --------------

      NET (DECREASE) IN ASSETS
         FROM DISTRIBUTIONS ............    ($658,780)    ($1,156,965)         ($80,294)      ($168,917)

CAPITAL SHARE TRANSACTIONS:
   Proceeds From Sale of Shares            $6,951,756      $8,764,787        $1,037,926      $2,219,947
   Net Asset Value of Shares Issued on
      Reinvestment of Dividends/Gains        $386,628        $739,042           $18,927         $52,780
   Cost of Shares Redeemed                ($1,518,387)    ($5,013,211)        ($540,383)    ($2,272,306)
                                         -------------  --------------     -------------  --------------
      NET INCREASE IN ASSETS FROM
         CAPITAL SHARE TRANSACTIONS ....   $5,819,997      $4,490,618          $516,470            $421

NET CHANGE IN NET ASSETS ...............   $4,331,579      $5,116,022          $358,096         $23,371

NET ASSETS AT BEGINNING OF PERIOD ......  $23,990,906     $18,874,884        $3,929,874      $3,906,503

NET ASSETS AT END OF PERIOD ............  $28,322,485     $23,990,906        $4,287,970      $3,929,874


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                 GROWTH FUND
--------------------------------------------------------------------------------


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE GROWTH FUND:

                                    UNAUDITED
                                    1/1/99 TO                           YEAR ENDED DECEMBER 31
                                              -----------------------------------------------------------------
                                     6/30/99      1998       1997       1996       1995       1994       1993
                                   ----------   --------   --------   --------   --------   --------   --------
Net Asset Value
    Beginning of Period ..........    $30.98     $25.38     $21.16     $18.86     $14.82     $15.71     $15.00

OPERATIONS:
   Net Investment Income              $ 0.02     $ 0.05     $ 0.16     $ 0.19     $ 0.24     $ 0.24     $ 0.18
   Net Gains (Losses) on Securities
       (Realized & Unrealized)        $ 0.78     $ 7.32     $ 7.01     $ 2.98     $ 4.41     ($0.89)    $ 0.71
                                      ------     ------     ------     ------     ------     ------     ------
TOTAL OPERATIONS .................    $ 0.80     $ 7.37     $ 7.17     $ 3.17     $ 4.65     ($0.65)    $ 0.89

DISTRIBUTIONS:
   Dividends from Net
       Investment Income              ($0.02)    ($0.05)    ($0.16)    ($0.19)    ($0.24)    ($0.24)    ($0.18)
   Distributions from Net
       Realized Capital Gains         $ 0.00     ($1.72)    ($2.79)    ($0.68)    ($0.37)    $ 0.00     $ 0.00
                                      ------     ------     ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ..............    ($0.02)    ($1.77)    ($2.95)    ($0.87)    ($0.61)    ($0.24)    ($0.18)

Net Asset Value
    End of Period ................    $31.76     $30.98     $25.38     $21.16     $18.86     $14.82     $15.71

TOTAL RETURN .....................      2.58%     29.10%     33.96%     16.85%     31.61%     (4.22%)     5.93%

Net Assets, End of Period
    (Millions) ...................    $54.33     $48.39     $31.90     $21.42     $14.87     $ 9.30     $ 6.58

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
       Average Net Assets ........      0.95%      0.95%      0.97%      1.00%      1.00%      1.00%      1.00%
   Ratio of Net Income to
       Average Net Assets (2) ....      0.12%      0.19%      0.65%      0.99%      1.42%      1.65%      1.38%

Portfolio Turnover Rate ..........     19.07%     39.71%     54.44%     26.78%     52.91%     30.38%     23.57%

--------------------------------------------------------------------------------

(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Growth Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95% The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2002. As of 6/30/99, assuming no waiver of management fee expenses, the Growth Fund ratios would have been: Expenses to Average Net Assets: 1.00%; and Net Income to Average Net Assets: 0.07%

(2) Ratios annualized in 1999.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            OPPORTUNITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE OPPORTUNITY
FUND:

                                      UNAUDITED
                                      1/1/99 TO            YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------
                                       6/30/99    1998       1997       1996       1995     12/31/94
                                      --------  --------   --------   --------   --------   ---------
Net Asset Value
    Beginning of Period ...........    $31.10    $26.44     $22.65     $19.42     $15.70     $15.00

OPERATIONS:
    Net Investment Income              $ 0.00    ($0.02)    $ 0.03     $ 0.06     $ 0.08     $ 0.05
    Net Gains (Losses) on Securities
       (Realized & Unrealized)         $ 1.70    $ 5.02     $ 6.13     $ 4.43     $ 3.89     $ 0.70
                                       ------    ------     ------     ------     ------     ------
TOTAL OPERATIONS ..................    $ 1.70    $ 5.00     $ 6.16     $ 4.49     $ 3.97     $ 0.75

DISTRIBUTIONS:
    Dividends from Net
       Investment Income               $ 0.00    $ 0.00     ($0.03)    ($0.06)    ($0.08)    ($0.05)
    Distributions from Net
       Realized Capital Gains          $ 0.00    ($0.34)    ($2.34)    ($1.20)    ($0.17)    $ 0.00
                                       ------    ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ...............    $ 0.00    ($0.34)    ($2.37)    ($1.26)    ($0.25)    ($0.05)

Net Asset Value
    End of Period .................    $32.80    $31.10     $26.44     $22.65     $19.42     $15.70

TOTAL RETURN ......................      5.47%    18.93%     27.26%     23.10%     25.27%      4.99%

Net Assets, End of Period
    (Millions) ....................    $55.08    $48.21     $35.06     $22.09     $15.19     $ 6.29

RATIOS AFTER FEE WAIVERS: (1)
    Ratio of Expenses to
       Average Net Assets (2) .....      0.95%     0.95%      0.97%      1.00%      1.00%      1.00%
    Ratio of Net Income to
       Average Net Assets (2) .....     -0.01%    -0.06%      0.11%      0.28%      0.59%      1.01%

Portfolio Turnover Rate ...........     22.90%    41.46%     55.05%     46.43%     62.15%     58.73%

--------------------------------------------------------------------------------
(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Opportunity Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2002. As of 6/30/99, assuming no waiver of management fee expenses, the Opportunity Fund ratios would have been: Expenses to Average Net Assets: 1.00%: and Net Income to Average Net Assets: -0.06%

(2) Ratios have annualized in 1994 and 1999.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                 REALTY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE REALTY FUND:


                                                            UNAUDITED      YEAR ENDED
                                                             1/1/99 TO    DECEMBER 31,
                                                              6/30/99        1998
                                                            ------------   ---------

  Net Asset Value Beginning of Period ........................ $11.54     $15.00

OPERATIONS:
  Net Investment Income                                        $ 0.24     $ 0.61
  Net Return of Capital                                        $ 0.04     $ 0.12
  Net Gains (Losses) on Securities (Realized and Unrealized)   $ 0.27     ($3.46)
                                                               ------     ------
TOTAL OPERATIONS ............................................. $ 0.55     ($2.73)


DISTRIBUTIONS:
  Dividends from Net Investment Income                         ($0.24)    ($0.61)
  Distributions from Return of Capital                         $ 0.00     ($0.12)
  Distributions from Net realized Capital Gains                $ 0.00     $ 0.00
                                                               ------     ------
TOTAL DISTRIBUTIONS .......................................... ($0.24)    ($0.73)


  Net Asset Value at End of Period ........................... $11.85     $11.54

TOTAL RETURN .................................................   5.28%    -18.56%


  Net Assets End of Period (Millions) ........................ $ 6.04     $ 5.06

RATIOS AFTER FEE WAIVERS: (1)
  Ratio of Expenses to
   Average Net Assets ........................................   0.95%      0.48%
  Ratio of Net Income to
   Average Net Assets (2) ....................................   5.76%      5.17%

Portfolio Turnover Rate ......................................   7.44%     12.07%


(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Realty Fund from 1.30% to 1.00%. The Adviser further waived the management fee in entirety for the period 1/1/98 -
6/30/98/. The Adviser waived the maximum management fee to sustain a fee of 0.95% for the period 7/1/98 - 12/31/98. The Adviser intends the final fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2002. As of 6/30/99, assuming no waiver of management fee expenses, the Realty Fund ratios would have been: Expenses to Average Net
Assets: 1.00%; and Net Income to Average Net Assets: 5.71%

(2) Ratios Annualized in 1999.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           FIXED INCOME FUND
--------------------------------------------------------------------------------


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE FIXED INCOME
FUND:

                                  UNAUDITED
                                  1/1/99 TO                            YEAR ENDED DECEMBER 31
                                             ----------------------------------------------------------------------
                                   6/30/99      1998       1997       1996       1995      1994         1993
                                   --------   -------    -------     ------     ------    -------     -------
Net Asset Value
 Beginning of Period ............   $16.36     $15.84     $15.45     $15.84     $14.20     $15.80     $15.00

OPERATIONS:
 Net Investment Income              $ 0.39     $ 0.86     $ 0.88     $ 0.86     $ 0.83     $ 0.80     $ 0.60
 Net Gains (Losses) on Securities
   (Realized & Unrealized)          ($0.91)    $ 0.55     $ 0.39     ($0.39)    $ 1.64     ($1.60)    $ 0.83
                                    ------     ------     ------     ------     ------     ------     ------
TOTAL OPERATIONS ................   ($0.52)    $ 1.41     $ 1.27     $ 0.47     $ 2.47     ($0.80)    $ 1.43

DISTRIBUTIONS:
 Dividends from Net
   Investment Income                ($0.38)    ($0.86)    ($0.88)    ($0.86)    ($0.83)    ($0.80)    ($0.60)
 Distributions from Net
   Realized Capital Gains           $ 0.00     ($0.03)    $ 0.00     $ 0.00     $ 0.00     $ 0.00     ($0.03)
                                    ------     ------     ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS .............   ($0.38)    ($0.89)    ($0.88)    ($0.86)    ($0.83)    ($0.80)    ($0.63)

Net Asset Value
 End of Period ..................   $15.46     $16.36     $15.84     $15.45     $15.84     $14.20     $15.80

TOTAL RETURN ....................    -3.16%      9.05%      8.44%      3.11%     17.70%     -5.14%      9.51%

Net Assets, End of Period
 (Millions) .....................   $28.32     $23.99     $18.87     $16.14     $15.97     $12.46     $10.08

RATIOS AFTER FEE WAIVERS: (1)
 Ratio of Expenses to
   Average Net Assets ...........     0.85%      0.85%      0.85%      0.85%      0.85%      0.85%      0.85%
 Ratio of Net Income to
   Average Net Assets (2) .......     5.25%      5.40%      5.67%      5.56%      5.54%      5.53%      5.08%

Portfolio Turnover Rate .........     7.71%     24.89%     29.33%     14.04%      4.95%      0.04%     10.14%

--------------------------------------------------------------------------------

(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Fixed Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.85% for 1998. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2002. As of 6/30/99, assuming no waiver of management fee expenses, the Fixed Income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.20%.

(2) Ratios Annualized in 1999.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE MUNICIPAL INCOME FUND:

                                    UNAUDITED
                                    1/1/99 TO                YEAR                           5/16/94-
                                                -----------------------------
                                     6/30/99      1998       1997       1996      1995      12/31/94
                                     -------     ------     ------     ------    ------     --------
Net Asset Value
   Beginning of Period ...........    $15.99     $15.88     $15.57     $15.68     $14.73     $15.00

OPERATIONS:
   Net Investment Income              $ 0.29     $ 0.64     $ 0.64     $ 0.63     $ 0.63     $ 0.39
   Net Gains (Losses) on Securities
     (Realized & Unrealized)          ($0.57)    $ 0.18     $ 0.32     ($0.11)    $ 0.96     ($0.27)
                                      ------     ------     ------     ------     ------     ------
TOTAL OPERATIONS .................    ($0.28)    $ 0.82     $ 0.96     $ 0.52     $ 1.59     $ 0.12

DISTRIBUTIONS:
   Dividends from Net
     Investment Income                ($0.28)    ($0.64)    ($0.64)    ($0.63)    ($0.63)    ($0.39)
   Distributions from Net
     Realized Capital Gains           $ 0.00     ($0.07)    ($0.01)    $ 0.00     ($0.01)    $ 0.00
                                      ------     ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ..............    ($0.28)    ($0.71)    ($0.65)    ($0.63)    ($0.64)    ($0.39)

Net Asset Value
   End of Period .................    $15.43     $15.99     $15.88     $15.57     $15.68     $14.73

TOTAL RETURN .....................     -1.71%      5.19%      6.23%      3.43%     10.88%      0.81%

Net Assets, End of Period
   (Millions)                         $ 4.29     $ 3.93     $ 3.90     $ 2.81     $ 2.28     $ 1.49

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
     Average Net Assets (2) ......      0.65%      0.65%      0.63%      0.75%      0.68%      0.01%
   Ratio of Net Income to
     Average Net Assets (2) ......      3.93%      4.01%      4.19%      4.18%      4.28%      5.46%

Portfolio Turnover Rate ..........      5.83%     20.70%      9.95%      6.25%      7.81%      0.00%

--------------------------------------------------------------------------------

(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Municipal Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.65%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2002. As of 6/30/99, assuming no waiver of management fee expenses, the Municipal Income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net
Assets: 3.88%.

(2) Ratios were annualized in 1994 and the ratio of Net Income to Average Net Assets was annualized in 1999.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1) ORGANIZATION:
The Growth Fund, Fixed Income Fund, Opportunity Fund, Municipal Income Fund, and the Realty Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994. The Realty Fund began offering its shares publicly on January 2, 1998.

The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital. The investment objective of the Realty Fund is above average income and long term capital growth. The Realty Fund invest primarily in real estate related equity securities.


2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION AND TRANSACTIONS:
The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Standard Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.

Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT
SECURITIES:
Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

INCOME TAXES:
It is the Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.


3) INVESTMENT ADVISORY AGREEMENT:
The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund, Opportunity Fund and Realty Fund paid the Adviser a management fee at the annual rate of 0.95% of the Funds' average daily net assets, which was accrued daily and paid monthly. The Fixed Income Fund paid the Adviser a management fee at the annual rate of 0.85% of the Fund's average daily net assets, and the Municipal Income Fund paid the Adviser a management fee at the annual rate of 0.65% of the Fund's average daily net assets, both of which are accrued daily and paid monthly.



--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


3) INVESTMENT ADVISORY AGREEMENT (CONTINUED):
The Adviser has received management fees for the period January 1 - June 30, 1999 as follows:

Growth Fund                     $239,885        Opportunity Fund      $234,983
Realty Fund                     $ 25,826        Fixed Income Fund     $108,957
Municipal Income Fund           $ 13,756

The Adviser waived the management fees on each of the funds from the maximum of 1.00% to the following:

                                Fee Ratio           Waiver
                                ---------           ------
Growth Fund                        0.95%             0.05%
Opportunity Fund                   0.95%             0.05%
Realty Fund                        0.95%             0.05%
Fixed Income Fund                  0.85%             0.15%
Municipal Income Fund              0.65%             0.35%

The Adviser intends the fee waivers to be permanent, although the Adviser has the right to remove these fee waivers any time after April 30, 2002.


4) RELATED PARTY TRANSACTIONS:
All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. Each of the three outside Trustees received compensation during the six months ending June 30, 1999 of $2,000 for his responsibilities as trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $6,000 for the period and as a group they received no additional compensation from the Trust.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 1999, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund, Opportunity Fund, Realty Fund, Fixed Income Fund, and the Municipal Income Fund.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.


5) PURCHASES AND SALES OF SECURITIES:

During the 6 months ended June 30, 1999, purchases and sales of investment securities aggregated:

                          Investment Securities Other
                       Than Short Term Investments and
                        U.S. Government Obligations    U.S. Government Obligations
    FUND                 PURCHASES       SALES        PURCHASES      SALES
                         ---------       -----        ---------       -----
Growth Fund             $13,989,161   $ 9,787,356   $         0   $         0

Opportunity Fund        $14,527,384   $11,469,335   $         0   $         0

Realty Fund             $ 1,388,374   $   407,852   $         0   $         0

Fixed Income Fund       $ 7,461,473   $ 1,869,313   $   448,518   $   101,760
Municipal Income Fund   $   809,589   $   245,673   $         0   $         0

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6) CAPITAL SHARE TRANSACTIONS:
As of June 30, 1999, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

SHARE TRANSACTIONS FOR THE PERIOD JANUARY 1 - JUNE 30, 1999:

                                            GROWTH      OPPORTUNITY     REALTY       FIXED      MUNICIPAL
                                             FUND          FUND          FUND     INCOME FUND  INCOME FUND
                                             ----          ----          ----     -----------  -----------
Shares Sold to Investors                     231,403       195,011        84,131       435,301        64,878
Shares Issued on Reinvestment Dividends          719             0         2,400        24,740         1,209
                                          ----------    ----------    ----------    ----------    ----------
Subtotal                                     232,122       195,011        86,531       460,041        66,087
Shares Redeemed                              (83,337)      (65,910)      (14,959)      (94,527)      (34,033)
                                          ----------    ----------    ----------    ----------    ----------
Net Increase/Decrease During Period          148,785       129,101        71,572       365,514        32,054
SHARES OUTSTANDING:
December 31, 1998 (Beginning of Period)    1,561,896     1,550,113       438,296     1,466,881       245,824
JUNE 30, 1999 (END OF PERIOD)              1,710,681     1,679,214       509,868     1,832,395       277,878


7)  SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned on June 30, 1999 was the same as identified cost. As of June 30, 1999 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                                            NET
                                                        APPRECIATION
    FUND                APPRECIATION   (DEPRECIATION)  (DEPRECIATION)
    ----                ------------   --------------  --------------
Growth Fund             $ 18,944,046   ($   951,989)   $ 17,992,057
Opportunity Fund        $ 17,573,486   ($ 1,331,348)   $ 16,242,138
Realty Fund             $    111,334   ($   834,382)   ($   723,048)
Fixed Income Fund       $    179,715   ($   658,173)   ($   478,458)
Municipal Income Fund   $     44,630   ($    64,951)   ($    20,321)


8) ESTIMATES:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


9)  FINANCIAL INSTRUMENTS DISCLOSURE:
There are no reportable financial instruments that have any off balance sheet risk as of June 30, 1999.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABOUT THE ADVISOR
--------------------------------------------------------------------------------



- JOHNSON INVESTMENT COUNSEL, INC. is a Cincinnati-based investment advisory firm, located at 3777 West Fork Road, Cincinnati, Ohio, that has been in business since 1965. Johnson Investment Counsel is the Investment Adviser for all of the Johnson Mutual Funds.



- Johnson Investment Counsel, Inc. manages stock, bond and balanced portfolios for individuals, corporations, trusts, endowments, foundations, and retirement funds and currently has over $2.4 billion under management.



- Johnson Investment Counsel, Inc. currently employs fifty-one individuals, including a professional staff of twenty-two, eleven of whom have earned the Chartered Financial Analyst designation, fourteen professionals with graduate degrees, and a Certified Public Accountant.



- The Adviser is registered with the Securities and Exchange Commission as an independent fee-based investment adviser.



- The Adviser adheres to the long-term quality growth approach to stock and bond investing, to enhance portfolio returns as well as preserve capital.



- For more a brochure on Johnson Investment Counsel, Inc., please contact the Adviser at 513-661-3100.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS
                         Timothy E. Johnson Trustee, President
                              John W. Craig Independent Trustee
                          Ronald H. McSwain Independent Trustee
                           Kenneth S. Shull Independent Trustee

                         Dale H. Coates Vice President
                        Richard T. Miller Vice President
                      Dianna J. Rosenberger CFO, Treasurer
                           David C. Tedford Secretary


                       TRANSFER AGENT AND FUND ACCOUNTANT
                             Johnson Financial, Inc.
                               3777 West Fork Road
                             Cincinnati, Ohio 45247
                          (513) 661-3100 (800) 541-0170


                                    CUSTODIAN
                               The Provident Bank
                            Three East Fourth Street
                             Cincinnati, Ohio 45202


                                    AUDITORS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145


                                  LEGAL COUNSEL
                       Brown, Cummins & Brown Co., L.P.A.
                                3500 Carew Tower
                             Cincinnati, Ohio 45202


--------------------------------------------------------------------------------
 This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust's prospectus, which illustrates each Fund's objectives, policies, management fees, and other information that may be helpful in making an investment decision.
--------------------------------------------------------------------------------